UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08295

New Providence Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)                  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: July 1, 2006 - June 30, 2007

Explanatory Note

The registrant is amending and restating in its entirety the Form N-PX filed with the U.S. Securities and Exchange Commission on August 31, 2007 for the reporting period of July 1, 2006 - June 30, 2007.

Proxy Voting Records

WISDOM FUND		Number of Meetings: 64
Date Range: 07/01/2006 to 06/30/2007

Meeting	Issuer\		Security [Symbol]	Meet Type	Vote	For/Agst	Record	Shares
Date	Agenda Items			Prop Type	Cast	Mrv	Date	Voted
9/7/2006	BLOCK (H&R), INC.		093671105 [HRB ]	Annual Meeting			7/5/2006	1,000.00
							Vote Date:	8/24/2006
	1	Election of Directors		Mgmt	For	For		1,000.00
	2	Approval of an amendment to the 1999 Stock Option Plan for Seasonal Employees to extend the Plan for three years, such that it will terminate, unless further extended, on December 31, 2009.		Mgmt	For	For		1,000.00
	3	Approval of the material terms of performance goals for performance shares issued pursuant to the 2003 Long-Term Executive Compensation Plan.		Mgmt	For	For		1,000.00
	4	Ratification of the appointment of KPMG LLP as the Company's independent accountants for the year ending April 30, 2007.		Mgmt	For	For		1,000.00
9/18/2006	NIKE, INC.		654106103 [NKE ]	Annual Meeting			7/25/2006	3,600.00
							Vote Date:	8/28/2006
	1	Election of Directors		Mgmt	For	For		3,600.00
	2	Shareholder proposal regarding charitable contributions report.		Shldr	Against	For		3,600.00
	3	Proposal to ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.		Mgmt	For	For		3,600.00
10/10/2006	PROCTER & GAMBLE COMPANY (THE)		742718109 [PG ]	Annual Meeting			8/11/2006	46,295.00
							Vote Date:	9/11/2006
	1	Election of Directors		Mgmt	For	For		46,295.00
	2	Approve amendment to the Code of Regulations to decrease the Authorized Number of Directors on the Board.		Mgmt	For	For		46,295.00
	3	Ratify Appointment of the Independent Registered Public Accounting Firm.		Mgmt	For	For		46,295.00
	4	Reapprove and Amend the Material Terms of the Performance Criteria Under the Procter & Gamble 2001 Stock and Incentive Compensation Plan.		Mgmt	For	For		46,295.00
	5	Shareholder Proposal - Award no Future Stock Options.		Shldr	Against	For		46,295.00
10/17/2006	DIAGEO PLC ADR		25243Q205 [DEO ]	Annual Meeting			8/31/2006	3,000.00
							Vote Date:	10/16/2006
	1	Report and accounts 2006.		Mgmt	For	For		3,000.00
	2	Directors' remuneration report 2006.		Mgmt	For	For		3,000.00
	3	Declaration of final dividend.		Mgmt	For	For		3,000.00
	4	Re-election of Lord Hollick of Notting Hill.		Mgmt	For	For		3,000.00
	5	Re-election of Mr HT Stitzer.		Mgmt	For	For		3,000.00
	6	Re-election of Mr PS Walsh.		Mgmt	For	For		3,000.00
	7	Election of Ms LM Danon.		Mgmt	For	For		3,000.00
	8	Re-appointment and remuneration of auditor.		Mgmt	For	For		3,000.00
	9	Authority to allot relevant securities.		Mgmt	For	For		3,000.00
	10	Disapplication of pre-emption rights.		Mgmt	For	For		3,000.00
	11	Authority to purchase own ordinary shares.		Mgmt	For	For		3,000.00
	12	Authority to make EU political donations/expenditure.		Mgmt	For	For		3,000.00
	13	Adoption of Diageo plc 2006 Irish Profit Sharing Scheme.		Mgmt	For	For		3,000.00
	14	Amendments to Diageo Executive Share Option Plan.		Mgmt	For	For		3,000.00
10/24/2006	DUKE ENERGY CORPORATION		26441C105 [DUK ]	Annual Meeting			8/25/2006	12,500.00
							Vote Date:	9/28/2006
	1	Election of Directors		Mgmt	For	For		12,500.00
	2	Approval of the Duke Energy Corporation 2006 Long-Term Incentive Plan.		Mgmt	For	For		12,500.00
	3	Ratification of Deloitte & Touche LLP as Duke Energy's independent public accountant for 2006.		Mgmt	For	For		12,500.00
10/24/2006	KENNAMETAL INC.		489170100 [KMT ]	Annual Meeting			9/5/2006	3,000.00
							Vote Date:	10/9/2006
	I	Election of Directors		Mgmt	For	For		3,000.00
	II	The approval of the amendment to Kennametal's Amended and Restated Articles of Incorporation.		Mgmt	For	For		3,000.00
	III	Ratification of the selection of the independent registered public accounting firm for the fiscal year ending June 30, 2007.		Mgmt	For	For		3,000.00

11/1/2006	PETROCHINA COMPANY LIMITED ADS		71646E100 [PTR ]	Special Meeting			9/20/2006	3,000.00
							Vote Date:	10/2/2006
	1

"That the continuing connected transactions arising as a result of the acquisition of a 67% interest in PetroKazakhstan Inc. by PetroChina through CNPC Exploration and development Company Limited ("Acquisition"), as set out in the circular of PetroChina dated 14 September 2006 ("Circular"), which will fall within the scope of the amended comprehensive agreement as approved by the independent shareholders of PetroChina on 8 November 2005 ("Amended Comprehensive Agreement"), and are expected to occur on a regular and continuous basis in the ordinary and usual course of business of PetroChina and its subsidiaries, as the case maybe, and to be conducted on normal commercial terms, be and are hereby generally and unconditionally approved."

				Mgmt	For	For		3,000.00
	2	"That the proposed revision to the existing annual caps for the three years from 1 January 2006 to 31 December 2008 of each of the continuing connected transaction under the Amended Comprehensive Agreement as a result of the Acquisition, as set out in the Circular, be and hereby approved, ratified and confirmed."		Mgmt	For	For		3,000.00
	3	"That the proposed revision to the existing annual caps for the three years from 1 January 2006 to 31 December 2008 of each of the continuing connected transaction under the Amended Comprehensive Agreement as a result of changes to PetroChina's production and operational environment, as set out in the Circular, be and hereby approved, ratified and confirmed."		Mgmt	For	For		3,000.00
	4	"That the proposed revision to the existing annual caps for the three years from 1 January 2006 to 31 December 2008 in respect of the products and services to be provided by PetroChina and its subsidiaries to China Railway Materials and Suppliers Corporation ("CRMSC") pursuant to the agreement dated 1 September 2005 entered into between PetroChina and CRMSC in relation to the provision of certain products and services, as set out in the Circular, be and hereby approved, ratified and confirmed."		Mgmt	For	For		3,000.00
	5	"That the proposed amendments to the articles of association of PetroChina as set out in the Circular be and hereby generally and unconditionally approved. The board of directors of PetroChina should be authorized, as proposed to be approved at the EGM, to make such modifications to the proposed amendments to the articles of association as required by the relevant regulatory bodies of the PRC."		Mgmt	For	For		3,000.00
11/10/2006	SYSCO CORPORATION		871829107 [SYY ]	Annual Meeting			9/12/2006	8,666.00
							Vote Date:	10/9/2006
	1	Election of Directors		Mgmt	For	For		8,666.00
	2	Approval of the Ratification of Appointment of Ernst & Young LLP as the Company's Independent Accountants for Fiscal 2007.		Mgmt	For	For		8,666.00
	3	Shareholder Proposal requesting that the Board of Directors implement a majority vote policy by taking certain specified actions.		Shldr	Against	For		8,666.00
12/7/2006	FOMENTO ECONOMICO MEXICANO, S.A.B. DE C.V.		344419106 [FMX ]	Special Meeting			11/15/2006	2,000.00
							Vote Date:	12/4/2006
	EI	To amend the by-laws of the Company to include the formation of committees, and other adjusts to comply with the provisions of the Mexican Securities Market Law (Ley del Mercado de Valores).		Mgmt	For	For		2,000.00
	EII	Appointment of delegates to execute and formalize the resolutions adopted during the meeting.		Mgmt	For	For		2,000.00
	EIII	Minutes of the Shareholders' Meeting.		Mgmt	For	For		2,000.00
	OI	Election and/or ratification of members of the board of directors and secretary and their alternates; qualification of their independence in accordance to the Mexican Securities Market Law, and resolution with respect to their remuneration.		Mgmt	For	For		2,000.00
	OII	Proposal to form committees of the Board of Directors, including the Audit and Corporate Practices Committees, appointment of the chairman for such committees, and resolution with respect to their remuneration.		Mgmt	For	For		2,000.00
	OIII	Appointment of delegates to execute and formalize the resolutions adopted during the meeting.		Mgmt	For	For		2,000.00
	OIV	Minutes of the Shareholders' Meeting.		Mgmt	For	For		2,000.00
12/19/2006	KINDER MORGAN, INC.		49455P101 [KMI ]	Special Meeting			11/8/2006	1,140.00
							Vote Date:	12/17/2006
	1	Board proposal to approve and adopt the Agreement and Plan of Merger among Kinder Morgan, Inc., Knight Holdco LLC and Knight Acquisition Co., as it may be amended from time to time.		Mgmt	For	For		1,140.00
	2	Board proposal to adjourn the special meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve proposal number 1.		Mgmt	For	For		1,140.00
1/31/2007	COSTCO WHOLESALE CORPORATION		22160K105 [COST ]	Annual Meeting			12/1/2006	6,500.00
							Vote Date:	1/29/2006
	1	Election of Directors		Mgmt	For	For		6,500.00
	2	Ratification of selection of independent auditors.		Mgmt	For	For		6,500.00
1/31/2007	SONIC CORP.		835451105 [SONC ]	Annual Meeting			12/4/2006	1,000.00
							Vote Date:	1/29/2006
	1	Election of Directors		Mgmt	For	For		1,000.00
	2	Ratification of the selection of Ernst & Young LLP as the Company's independent registered public accounting firm.		Mgmt	For	For		1,000.00
3/5/2007	WHOLE FOODS MARKET, INC.		966837106 [WFMI ]	Annual Meeting			1/8/2007	3,000.00
							Vote Date:	3/1/2007
	1	Election of Directors		Mgmt	For	For		3,000.00
	2	Ratification of the appointment of Ernst & Young, LLP as independent public accountants for fiscal year 2007.		Mgmt	For	For		3,000.00
	3	Proposal to approve the consolidation, amendment and restatement of the Company's Stock Option Plans.		Mgmt	For	For		3,000.00
	4	Proposal to approve the amendment and restatement of the Company's Team Member Stock Purchase Plan.		Mgmt	For	For		3,000.00
	5	Shareholder proposal regarding the Company's energy use.		Shldr	Against	For		3,000.00
	6	Shareholder proposal regarding separating the roles of our Company CEO and Chairman of the Board.		Shldr	Against	For		3,000.00
3/6/2007	NOVARTIS AG ADS		66987V109 [NVS ]	Annual Meeting			2/6/2007	6,000.00
							Vote Date:	3/4/2007
	1	Approval of the annual report, the financial statements of Novartis AG and the Group consolidated financial statements for the year 2006		Mgmt	For	For		6,000.00
	2	Approval of the activities of the Board of Directors		Mgmt	For	For		6,000.00
	3	Appropriation of available earnings of Novartis AG as per balance sheet and declaration of dividend		Mgmt	For	For		6,000.00
	4.2.1	Re-election of Hans-Joerg Rudloff for a three-year term		Mgmt	For	For		6,000.00
	4.2.2	Re-election of Dr. Daniel Vasella for a three-year term		Mgmt	For	For		6,000.00
	4.3	Election of new member: Marjorie M. Yang		Mgmt	For	For		6,000.00
	5	Appointment of the auditors and the Group auditors		Mgmt	For	For		6,000.00
	6	Additional and/or counter-proposals presented at the meeting		Mgmt	For	For		6,000.00
3/8/2007	TYCO INTERNATIONAL LTD.		902124106 [TYC ]	Annual Meeting			1/12/2007	3,500.00
							Vote Date:	3/6/2007
	1	Election of Directors		Mgmt	For	For		3,500.00
	2	Re-appointment of Deloitte & Touche LLP as Tyco's independent auditors and authorization for the Audit Committee of the Board of Directors to set the auditors' remuneration.		Mgmt	For	For		3,500.00
3/8/2007	TYCO INTERNATIONAL LTD.		902124106 [TYC ]	Special Meeting			1/16/2007	3,500.00
							Vote Date:	3/6/2007
	1a	Approval of reverse stock split of the Company's common shares at a split ratio of 1 for 4.		Mgmt	For	For		3,500.00
	1b	Approval of consequential amendment to the Company's Amended & Restated By-Laws.		Mgmt	For	For		3,500.00
3/14/2007	WRIGLEY (WM.) JR. COMPANY		982526105 [WWY ]	Annual Meeting			1/12/2007	6,800.00
							Vote Date:	3/12/2007
	1	Election of Directors		Mgmt	For	For		6,800.00
	2	Amendment to the Second Restated Certificate of Incorporation to permit amendment of the Bylaws of the Company to adopt majority voting for the election of directors.		Mgmt	For	For		6,800.00
	3	To ratify the appointment of the Company's independent registered public accounting firm (independent auditors) for the year ending December 31, 2007.		Mgmt	For	For		6,800.00
3/14/2007	WRIGLEY (WM.) JR. COMPANY		982526204 [WWY ]	Annual Meeting			1/12/2007	2,450.00
							Vote Date:	3/12/2007
	1	Election of Directors		Mgmt	For	For		2,450.00
	2	Amendment to the Second Restated Certificate of Incorporation to permit amendment of the Bylaws of the Company to adopt majority voting for the election of directors.		Mgmt	For	For		2,450.00
	3	To ratify the appointment of the Company's independent registered public accounting firm (independent auditors) for the year ending December 31, 2007.		Mgmt	For	For		2,450.00
3/29/2007	FOMENTO ECONOMICO MEXICANO, S.A.B. DE C.V.		344419106 [FMX ]	Annual Meeting			3/1/2007	2,000.00
							Vote Date:	3/27/2007
	I	Report of the Board of Directors; presentation of the Financial Statements of Fomento Economico Mexicano, S.A.B. de C.V., for the 2006 Fiscal Year, report of the chief executive officer and the opinion of the board of directors with respect to such report, and the reports of the presidents of the audit and corporate practices committees pursuant to Article 172 of the General Law of the Commercial Companies ("Ley General de Sociedades Mercantiles") and the applicable provisions of the Securities Market Law.		Mgmt	For	For		2,000.00
	II	Report of the external auditor with respect to the compliance of tax obligations of the Company.		Mgmt	For	For		2,000.00
	III	Application of the Results for the 2006 Fiscal Year, including the payment of a cash dividend, in Mexican pesos, in the amount of Ps. $0.2221689269 per Series "B" share, and Ps. $0.2777111586 per each Series "D" share, corresponding to Ps. $1.1108446345 per "B Unit" and Ps. $1.3330135614 per "BD" Unit.		Mgmt	For	For		2,000.00
	IV	Proposal to determine the maximum amount to be used in the share repurchase program in the amount of Ps. 3,000,000,000.00 Mexican Pesos.		Mgmt	For	For		2,000.00
	V	Proposal to divide all the Series "B" and Series "D" shares of stock outstanding, which form the "B" Units and "BD" Units, in three (3) new shares of the same series.		Mgmt	For	For		2,000.00
	VI	Election of Members of the Board of Directors, qualification of their independence in accordance with the Mexican Securities Law, and resolution with respect to their remuneration.		Mgmt	For	For		2,000.00
	VII	Proposal to form the committees of the board of directors: (i) finance and planning, (ii) audit, and (iii) corporate practices; appointment of their respective chairperson, and resolution with respect to their remuneration.		Mgmt	For	For		2,000.00
	VIII	Appointment of delegates for the Shareholders' Meeting.		Mgmt	For	For		2,000.00
	IX	Minutes of the Shareholders' Meeting.		Mgmt	For	For		2,000.00
4/17/2007	M&T BANK CORPORATION		55261F104 [MTB ]	Annual Meeting			2/28/2007	2,030.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		2,030.00
	2	To ratify the appointment of PricewaterhouseCoopers LLP as the independent public accountant of M&T Bank Corporation for the year ending December 31, 2007.		Mgmt	For	For		2,030.00
4/18/2007	COCA-COLA COMPANY (THE)		191216100 [KO ]	Annual Meeting			2/20/2007	55
							Vote Date:	8/31/2007
	1.1	Election of Director: Herbert A. Allen.		Mgmt	For	For		55
	1.2	Election of Director: Ronald W. Allen.		Mgmt	For	For		55
	1.3	Election of Director: Cathleen P. Black.		Mgmt	For	For		55
	1.4	Election of Director: Barry Diller.		Mgmt	For	For		55
	1.5	Election of Director: E. Neville Isdell.		Mgmt	For	For		55
	1.6	Election of Director: Donald R. Keough.		Mgmt	For	For		55
	1.7	Election of Director: Donald F. McHenry.		Mgmt	For	For		55
	1.8	Election of Director: Sam Nunn.		Mgmt	For	For		55
	1.9	Election of Director: James D. Robinson III.		Mgmt	For	For		55
	1.1	Election of Director: Peter V. Ueberroth.		Mgmt	For	For		55
	1.11	Election of Director: James B. Williams.		Mgmt	For	For		55
	2	Ratification of the appointment of Ernst & Young LLP as Independent Auditors.		Mgmt	For	For		55
	3	Approval of the Performance Incentive Plan of The Coca-Cola Company.		Mgmt	For	For		55
	4	Shareowner Proposal Regarding Management Compensation.		Shldr	Against	For		55
	5	Shareowner Proposal Regarding an Advisory Vote on the Compensation Committee Report.		Shldr	Against	For		55
	6	Shareowner Proposal Regarding Chemical and Biological Testing.		Shldr	Against	For		55
	7	Shareowner Proposal Regarding Study and Report on Extraction of Water in India.		Shldr	Against	For		55
	8	Shareowner Proposal Regarding Restricted Stock.		Shldr	Against	For		55
4/18/2007	SHERWIN-WILLIAMS COMPANY (THE)		824348106 [SHW ]	Annual Meeting			3/2/2007	6,970.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		6,970.00
	2	Approval of the 2007 Executive Performance Bonus Plan.		Mgmt	For	For		6,970.00
	3	Ratification of appointment of independent registered public accounting firm.		Mgmt	For	For		6,970.00
4/23/2007	AMERICAN EXPRESS COMPANY		025816109 [AXP ]	Annual Meeting			2/28/2007	41,750.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		41,750.00
	2	The selection of PricewaterhouseCoopers LLP as our independent registered public accountants for 2007.		Mgmt	For	For		41,750.00
	3	To approve the American Express Company 2007 Incentive Compensation Plan.		Mgmt	For	For		41,750.00
	4	A shareholder proposal relating to cumulative voting for directors.		Shldr	Against	For		41,750.00
4/24/2007	GANNETT CO., INC.		364730101 [GCI ]	Annual Meeting			2/28/2007	4,298.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		4,298.00
	2	Proposal to ratify Ernst & Young LLP as the Company's independent registered public accounting firm for the 2007 fiscal year.		Mgmt	For	For		4,298.00
	3	Proposal to amend the Certificate of Incorporation and By-Laws to declassify the Company's board of directors.		Mgmt	For	For		4,298.00
	4	Shareholder proposal concerning independent board chairman.		Shldr	Against	For		4,298.00
4/24/2007	MOODY'S CORPORATION		615369105 [MCO ]	Annual Meeting			3/1/2007	13,410.00
							Vote Date:	8/31/2007
	I	Election of Directors		Mgmt	For	For		13,410.00
	II	Approval of the Amended and Restated 2001 Moody's Corporation Key Employees' Stock Incentive Plan.		Mgmt	For	For		13,410.00
	III	Ratification of the appointment of independent registered public accounting firm for 2007.		Mgmt	For	For		13,410.00
	IV	Stockholder proposal to elect each director annually.		Shldr	Against	For		13,410.00
4/24/2007	WELLS FARGO & COMPANY		949746101 [WFC ]	Annual Meeting			3/6/2007	58
							Vote Date:	8/31/2007
	1a	Election of Director: John P. Chen.		Mgmt	For	For		58
	1b	Election of Director: Lloyd H. Dean.		Mgmt	For	For		58
	1c	Election of Director: Susan E. Engel.		Mgmt	For	For		58
	1d	Election of Director: Enrique Hernandez, Jr.		Mgmt	For	For		58
	1e	Election of Director: Robert L. Joss.		Mgmt	For	For		58
	1f	Election of Director: Richard M. Kovacevich.		Mgmt	For	For		58
	1g	Election of Director: Richard D. McCormick.		Mgmt	For	For		58
	1h	Election of Director: Cynthia H. Milligan.		Mgmt	For	For		58
	1i	Election of Director: Nicholas G. Moore.		Mgmt	For	For		58
	1j	Election of Director: Philip J. Quigley.		Mgmt	For	For		58
	1k	Election of Director: Donald B. Rice.		Mgmt	For	For		58
	1l	Election of Director: Judith M. Runstad.		Mgmt	For	For		58
	1m	Election of Director: Stephen W. Sanger.		Mgmt	For	For		58
	1n	Election of Director: Susan G. Swenson.		Mgmt	For	For		58
	1o	Election of Director: John G. Stumpf.		Mgmt	For	For		58
	1p	Election of Director: Michael W. Wright.		Mgmt	For	For		58
	2	Proposal to ratify the appointment of KPMG LLP as independent auditors for 2007.		Mgmt	For	For		58
	3	Stockholder proposal regarding separation of Board Chairman and CEO positions.		Shldr	Against	For		58
	4	Stockholder proposal regarding an advisory vote on executive compensation.		Shldr	Against	For		58
	5	Stockholder proposal regarding adoption of a policy limiting benefits under supplemental executive retirement plan.		Shldr	Against	For		58
	6	Stockholder proposal regarding a report on Home Mortgage Disclosure Act (HMDA) data.		Shldr	Against	For		58
	7	Stockholder proposal regarding emission reduction goals for Wells Fargo and its customers.		Shldr	Against	For		58
4/25/2007	ANHEUSER-BUSCH COMPANIES, INC.		035229103 [BUD ]	Annual Meeting			2/28/2007	7,700.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		7,700.00
	2	Approval of the 2007 Equity and Incentive Plan.		Mgmt	For	For		7,700.00
	3	Approval of the Global Employee Stock Purchase Plan.		Mgmt	For	For		7,700.00
	4	Approval of independent registered public accounting firm.		Mgmt	For	For		7,700.00
	5	Stockholder proposal concerning a report on charitable contributions.		Shldr	Against	For		7,700.00
4/25/2007	GENERAL ELECTRIC COMPANY		369604103 [GE ]	Annual Meeting			2/26/2007	2,000.00
							Vote Date:	8/31/2007
	A	Election of Directors		Mgmt	For	For		2,000.00
	B	Ratification of KPMG.		Mgmt	For	For		2,000.00
	C	Adoption of majority voting for directors.		Mgmt	For	For		2,000.00
	D	Approval of 2007 Long Term Incentive Plan.		Mgmt	For	For		2,000.00
	E	Approval of material terms of senior officer performance goals.		Mgmt	For	For		2,000.00
	1	Cumulative Voting.		Shldr	Against	For		2,000.00
	2	Curb Over-Extended Directors.		Shldr	Against	For		2,000.00
	3	One Director from the Ranks of Retirees.		Shldr	Against	For		2,000.00
	4	Independent Board Chairman.		Shldr	Against	For		2,000.00
	5	Eliminate Dividend Equivalents.		Shldr	Against	For		2,000.00
	6	Report on Charitable Contributions.		Shldr	Against	For		2,000.00
	7	Global Warming Report.		Shldr	Against	For		2,000.00
	8	Ethical Criteria for Military Contracts.		Shldr	Against	For		2,000.00
	9	Report on Pay Differential.		Shldr	Against	For		2,000.00
4/26/2007	JOHNSON & JOHNSON		478160104 [JNJ ]	Annual Meeting			2/27/2007	3,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		3,000.00
	2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.		Mgmt	For	For		3,000.00
	3	Proposal on majority voting requirements for director nominees.		Shldr	Against	For		3,000.00
	4	Proposal on supplemental retirement plan.		Shldr	Against	For		3,000.00
5/2/2007	PEPSICO, INC.		713448108 [PEP ]	Annual Meeting			3/9/2007	5,000.00
							Vote Date:	8/31/2007
	1.1	Election of Director: D. Dublon.		Mgmt	For	For		5,000.00
	1.2	Election of Director: V.J. Dzau.		Mgmt	For	For		5,000.00
	1.3	Election of Director: R.L. Hunt.		Mgmt	For	For		5,000.00
	1.4	Election of Director: A. Ibarguen.		Mgmt	For	For		5,000.00
	1.5	Election of Director: A.C. Martinez.		Mgmt	For	For		5,000.00
	1.6	Election of Director: I.K. Nooyi.		Mgmt	For	For		5,000.00
	1.7	Election of Director: S.P. Rockefeller.		Mgmt	For	For		5,000.00
	1.8	Election of Director: J.J. Schiro.		Mgmt	For	For		5,000.00
	1.9	Election of Director: D. Vasella.		Mgmt	For	For		5,000.00
	1.1	Election of Director: M.D. White.		Mgmt	For	For		5,000.00
	2	Approval of Independent Registered Public Accountants.		Mgmt	For	For		5,000.00
	3	Approval of 2007 Long-Term Incentive Plan (Proxy Statement p. 37).		Mgmt	For	For		5,000.00
	4	Shareholder Proposal - Charitable Contributions (Proxy Statement p. 44).		Shldr	Against	For		5,000.00
5/3/2007	AMERICAN STANDARD COMPANIES, INC.		029712106 [ASD ]	Annual Meeting			3/9/2007	6,190.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		6,190.00
	2	Directors' proposal - Amendment to the American Standard Companies Inc. 2002 Omnibus Incentive Plan.		Mgmt	For	For		6,190.00
	3	Directors' proposal - Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2007.		Mgmt	For	For		6,190.00
5/3/2007	CANADIAN NATURAL RESOURCES LIMITED		136385101 [CNQ ]	Special Meeting			3/14/2007	6,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		6,000.00
	2	The appointment of PricewaterhouseCoopers LLP, Chartered Accountants, Calgary, Alberta, as auditors of the Corporation for the ensuing year and the authorization of the Audit Committee of the Board of Directors of the Corporation to fix their remuneration.		Mgmt	For	For		6,000.00
	3	The ordinary resolution approving the amendments to the Corporation's Amended Compiled and Restated Stock Option Plan as outlined in the Information Circular.		Mgmt	For	For		6,000.00
5/8/2007	ECHOSTAR COMMUNICATIONS CORPORATION		278762109 [DISH ]	Annual Meeting			3/23/2007	2,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		2,000.00
	2	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year ending December 31, 2007.		Mgmt	For	For		2,000.00
	3	To transact such other business as may properly come before the annual meeting or any adjournment thereof.		Mgmt	For	For		2,000.00
5/9/2007	CONOCOPHILLIPS		20825C104 [COP ]	Annual Meeting			3/12/2007	2,164.00
							Vote Date:	8/31/2007
	1.1	Election of Director: James E. Copeland, Jr.		Mgmt	For	For		2,164.00
	1.2	Election of Director: Kenneth M. Duberstein.		Mgmt	For	For		2,164.00
	1.3	Election of Director: Ruth R. Harkin.		Mgmt	For	For		2,164.00
	1.4	Election of Director: William R. Rhodes.		Mgmt	For	For		2,164.00
	1.5	Election of Director: J. Stapleton Roy.		Mgmt	For	For		2,164.00
	1.6	Election of Director: William E. Wade, Jr.		Mgmt	For	For		2,164.00
	2	Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for 2007.		Mgmt	For	For		2,164.00
	3	Corporate political contributions.		Shldr	Against	For		2,164.00
	4	Global warming - renewables.		Shldr	Against	For		2,164.00
	5	Qualification for director nominees.		Shldr	Against	For		2,164.00
	6	Drilling in sensitive/protected areas.		Shldr	Against	For		2,164.00
	7	Report on recognition of indigenous rights.		Shldr	Against	For		2,164.00
	8	Community accountability.		Shldr	Against	For		2,164.00
5/9/2007	USG CORPORATION		903293405 [USG ]	Annual Meeting			3/12/2007	4,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		4,000.00
	2	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accountants for the year ending December 31, 2007.		Mgmt	For	For		4,000.00
5/9/2007	WESCO FINANCIAL CORPORATION		950817106 [WSC ]	Annual Meeting			3/13/2007	386
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		386
5/10/2007	UNITED PARCEL SERVICE, INC.		911312106 [UPS ]	Annual Meeting			3/12/2007	1,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		1,000.00
	2	Ratification of the appointment of Deloitte & Touche LLP as UPS's independent registered public accountants for the year ending December 31, 2007.		Mgmt	For	For		1,000.00
5/10/2007	WASHINGTON POST COMPANY (THE)		939640108 [WPO ]	Annual Meeting			3/12/2007	1,920.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		1,920.00
	2	To transact such other business as may properly come before said meeting or any adjournment thereof.		Mgmt	For	For		1,920.00
5/10/2007	WESTERN UNION COMPANY (THE)		959802109 [WU ]	Annual Meeting			3/12/2007	11,770.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		11,770.00
	2	Approval of the Western Union Company 2006 Long-Term Incentive Plan.		Mgmt	For	For		11,770.00
	3	Approval of the Western Union Company Senior Executive Annual Incentive Plan.		Mgmt	For	For		11,770.00
	4	Ratification of Selection of Auditors.		Mgmt	For	For		11,770.00
5/14/2007	MARKEL CORPORATION		570535104 [MKL ]	Annual Meeting			3/8/2007	5,400.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		5,400.00
	2	To ratify the selection of KPMG LLP by the Audit Committee of the Board of Directors as the Company's independent registered public accounting firm for the year ending December 31, 2007.		Mgmt	For	For		5,400.00
	3	To approve the Company's amended Employee Stock Purchase and Bonus Plan.		Mgmt	For	For		5,400.00
5/15/2007	FIVE STAR QUALITY CARE, INC.		33832D106 [FVE ]	Annual Meeting			3/20/2007	3
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		3
	2	To approve the adjournment or postponement of the meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to elect a director as proposed in Item 1.		Mgmt	For	For		3
5/16/2007	AMERICAN INTERNATIONAL GROUP, INC.		026874107 [AIG ]	Annual Meeting			3/23/2007	12,150.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		12,150.00
	2	Ratification of the selection of PricewaterhouseCoopers LLP as AIG's independent registered public accounting firm for 2007.		Mgmt	For	For		12,150.00
	3	Adoption of the American International Group, Inc. 2007 Stock Incentive Plan.		Mgmt	For	For		12,150.00
	4	Shareholder proposal relating to performance-based stock options.		Shldr	Against	For		12,150.00
5/16/2007	MOHAWK INDUSTRIES, INC.		608190104 [MHK ]	Annual Meeting			3/26/2007	21,495.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		21,495.00
	2	The approval of the 2007 Long-Term Incentive Plan.		Mgmt	For	For		21,495.00
5/16/2007	MOLSON COORS BREWING COMPANY		60871R209 [TAP ]	Annual Meeting			3/20/2007	1,100.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		1,100.00
5/16/2007	PETROCHINA COMPANY LIMITED ADS		71646E100 [PTR ]	Special Meeting			4/9/2007	3,000.00
							Vote Date:	8/31/2007
	1	To consider and approve the Report of the Board of Directors of the Company for the year 2006.		Mgmt	For	For		3,000.00
	2	To consider and approve the Report of the Supervisory Committee of the Company for the year 2006.		Mgmt	For	For		3,000.00
	3	To consider and approve the Audited Financial Statements of the Company for the year 2006.		Mgmt	For	For		3,000.00
	4	To consider and approve the declaration and payment of the final dividends for the year ended 31 December 2006 in the amount and in the manner recommended by the Board of Directors.		Mgmt	For	For		3,000.00
	5	To consider and approve the authorisation of the Board of Directors to determine the distribution of interim dividends for the year 2007.		Mgmt	For	For		3,000.00
	6	To consider and approve the continuation of appointment of PricewaterhouseCoopers, Certified Public Accountants, as the international auditors of the Company and PricewaterhouseCoopers Zhong Tian CPAs Company Limited, Certified Public Accountants, as the domestic auditors of the Company, for the year 2007 and to authorise the Board of Directors to fix their remuneration.		Mgmt	For	For		3,000.00
	7	To consider and approve the re-election of Mr. Jiang Jiemin as Director of the Company.		Mgmt	For	For		3,000.00
	8	To consider and approve the re-election of Mr. Zhou Jiping as Director of the Company.		Mgmt	For	For		3,000.00
	9	To consider and approve the re-election of Mr. Duan Wende as Director of the Company.		Mgmt	For	For		3,000.00
	10	To consider and approve the re-election of Mr. Sun Xianfeng as Supervisor of the Company.		Mgmt	For	For		3,000.00
	11	To consider and approve the election of Mr. Zhang Jinzhu as Supervisor of the Company.		Mgmt	For	For		3,000.00
	12	To consider and approve, by way of special resolution, to grant a general mandate to the Board of Directors to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares in the Company not exceeding 20% of each of its existing domestic shares and overseas listed foreign shares of the Company in issue.		Mgmt	For	For		3,000.00
	13	To consider and approve the equity interest transfer agreement dated 18 March 2007 and the transactions contemplated thereunder.		Mgmt	For	For		3,000.00
	14	To consider and approve other matters, if any.		Mgmt	For	For		3,000.00
5/17/2007	ALLEGHENY ENERGY, INC.		017361106 [AYE ]	Annual Meeting			3/12/2007	8,900.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		8,900.00
	2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.		Mgmt	For	For		8,900.00
	3	Shareholder Proposal 1.		Shldr	Against	For		8,900.00
	4	Shareholder Proposal 2.		Shldr	Against	For		8,900.00
	5	Shareholder Proposal 3.		Shldr	Against	For		8,900.00
	6	Shareholder Proposal 4.		Shldr	Against	For		8,900.00
	7	Shareholder Proposal 5.		Shldr	Against	For		8,900.00
	8	Shareholder Proposal 6.		Shldr	Against	For		8,900.00
	9	Shareholder Proposal 7.		Shldr	Against	For		8,900.00
5/17/2007	YUM! BRANDS, INC.		988498101 [YUM ]	Annual Meeting			3/19/2007	4,150.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		4,150.00
	2	Ratification of Independent Auditors (Page 17 of Proxy).		Mgmt	For	For		4,150.00
	3	Shareholder proposal relating to the MacBride Principles (Page 19 of Proxy).		Shldr	Against	For		4,150.00
	4	Shareholder proposal relating to an Advisory Shareholder vote to Ratify Executive Compensation (Page 21 of Proxy).		Shldr	Against	For		4,150.00
	5	Shareholder proposal relating to a Pay for Superior Performance proposal (Page 24 of Proxy).		Shldr	Against	For		4,150.00
	6	Shareholder proposal relating to a Future Severance Agreements Proposal (Page 27 of Proxy).		Shldr	Against	For		4,150.00
	7	Shareholder proposal relating to Sustainable Fish (Page 29 of Proxy).		Shldr	Against	For		4,150.00
	8	Shareholder proposal relating to a Proposal regarding Animal Welfare (Page 32 of Proxy).		Shldr	Against	For		4,150.00
5/18/2007	DEAN FOODS COMPANY		242370104 [DF ]	Annual Meeting			3/23/2007	2,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		2,000.00
	2	Approval of a New Equity Incentive Plan.		Mgmt	For	For		2,000.00
	3	Proposal to ratify Deloitte & Touche LLP as independent auditor.		Mgmt	For	For		2,000.00
	4	Stockholder proposal regarding separation of the Chief Executive Officer and Chairman of the Board roles.		Shldr	Against	For		2,000.00
5/21/2007	WILLIAMS PARTNERS L.P.		96950F104 [WPZ ]	Special Meeting			4/9/2007	4,100.00
							Vote Date:	8/31/2007
	1	A proposal to approve (a) a change in the terms of our Class B units to provide that each Class B unit is convertible into one of our common units and (b) the issuance of additional common units upon such conversion.		Mgmt	For	For		4,100.00
5/22/2007	BLUE NILE, INC.		09578R103 [NILE ]	Annual Meeting			3/30/2007	3,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		3,000.00
	2	Appointment of independent accountants.		Mgmt	For	For		3,000.00
5/23/2007	COMCAST CORPORATION		20030N101 [CMCSK ]	Annual Meeting			3/15/2007	11,250.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		11,250.00
	2	Independent Auditors.		Mgmt	For	For		11,250.00
	3	Prevent the issuance of new stock options.		Shldr	Against	For		11,250.00
	4	Require that the Chairman of the Board not be an employee.		Shldr	Against	For		11,250.00
	5	Require sustainability report.		Shldr	Against	For		11,250.00
	6	Adopt a recapitalization plan.		Shldr	Against	For		11,250.00
	7	Require annual vote on executive compensation.		Shldr	Against	For		11,250.00
	8	Require pay differential report.		Shldr	Against	For		11,250.00
	9	Require disclosure of political contributions.		Shldr	Against	For		11,250.00
5/23/2007	SUPERIOR ENERGY SERVICES, INC.		868157108 [SPN ]	Annual Meeting			3/30/2007	5,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		5,000.00
	2	Approve the proposed 2007 Employee Stock Purchase Plan.		Mgmt	For	For		5,000.00
	3	Ratify the appointment of KPMG LLP as our registered public accounting firm for 2007.		Mgmt	For	For		5,000.00
5/24/2007	CADBURY SCHWEPPES PLC ADR		127209302 [CSG ]	Annual Meeting			4/2/2007	6,500.00
							Vote Date:	8/31/2007
	1	Financial Statements.		Mgmt	For	For		6,500.00
	2	Declaration of Final Dividend 2006.		Mgmt	For	For		6,500.00
	3	Directors' Remuneration Report.		Mgmt	For	For		6,500.00
	4	Re-appointment of Sir John Sunderland.		Mgmt	For	For		6,500.00
	5	Re-appointment of Rosemary Thorne.		Mgmt	For	For		6,500.00
	6	Re-appointment of David Thompson.		Mgmt	For	For		6,500.00
	7	Re-appointment of Sanjiv Ahuja.		Mgmt	For	For		6,500.00
	8	Re-appointment of Raymond Viault.		Mgmt	For	For		6,500.00
	9	Re-appointment of Auditors.		Mgmt	For	For		6,500.00
	10	Remuneration of Auditors.		Mgmt	For	For		6,500.00
	11	Approve proposed amendments to the Group Share Plans.		Mgmt	For	For		6,500.00
	12	Authority to allot relevant securities.		Mgmt	For	For		6,500.00
	13	Authority to serve communications by electronic means.		Mgmt	For	For		6,500.00
	14	Authority to disapply pre-emption rights.		Mgmt	For	For		6,500.00
	15	Authority to make market purchases.		Mgmt	For	For		6,500.00
5/24/2007	HOME DEPOT, INC. (THE)		437076102 [HD ]	Annual Meeting			3/26/2007	9,000.00
							Vote Date:	8/31/2007
	1.1	Election of Director: David H. Batchelder.		Mgmt	For	For		9,000.00
	1.2	Election of Director: Francis S. Blake.		Mgmt	For	For		9,000.00
	1.3	Election of Director: Gregory D. Brenneman.		Mgmt	For	For		9,000.00
	1.4	Election of Director: John L. Clendenin.		Mgmt	For	For		9,000.00
	1.5	Election of Director: Claudio X. Gonzalez.		Mgmt	For	For		9,000.00
	1.6	Election of Director: Milledge A. Hart, III.		Mgmt	For	For		9,000.00
	1.7	Election of Director: Bonnie G. Hill.		Mgmt	For	For		9,000.00
	1.8	Election of Director: Laban P. Jackson, Jr.		Mgmt	For	For		9,000.00
	1.9	Election of Director: Helen Johnson-Leipold.		Mgmt	For	For		9,000.00
	1.1	Election of Director: Lawrence R. Johnston.		Mgmt	For	For		9,000.00
	1.11	Election of Director: Kenneth G. Langone.		Mgmt	For	For		9,000.00
	2	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year ending February 3, 2008.		Mgmt	For	For		9,000.00
	3	Shareholder Proposal regarding poison pill implementation.		Shldr	Against	For		9,000.00
	4	Shareholder Proposal regarding employment diversity report disclosure.		Shldr	Against	For		9,000.00
	5	Shareholder Proposal regarding executive officer compensation.		Shldr	Against	For		9,000.00
	6	Shareholder Proposal regarding management bonuses.		Shldr	Against	For		9,000.00
	7	Shareholder Proposal regarding retirement benefits.		Shldr	Against	For		9,000.00
	8	Shareholder Proposal regarding regarding equity compensation.		Shldr	Against	For		9,000.00
	9	Shareholder Proposal regarding pay-for-performance compensation.		Shldr	Against	For		9,000.00
	10	Shareholder Proposal regarding political nonpartisanship.		Shldr	Against	For		9,000.00
	11	Shareholder Proposal regarding chairman and CEO.		Shldr	Against	For		9,000.00
5/24/2007	IRON MOUNTAIN INCORPORATED		462846106 [IRM ]	Annual Meeting			4/12/2007	4,275.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		4,275.00
	2	Ratify the selection by the Audit Committee of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the year ending December 31, 2007.		Mgmt	For	For		4,275.00
5/24/2007	MCDONALD'S CORPORATION		580135101 [MCD ]	Annual Meeting			3/26/2007	7,000.00
							Vote Date:	8/31/2007
	1.1	Election of Director: Edward A. Brennan.		Mgmt	For	For		7,000.00
	1.2	Election of Director: Walter E. Massey.		Mgmt	For	For		7,000.00
	1.3	Election of Director: John W. Rogers, Jr.		Mgmt	For	For		7,000.00
	1.4	Election of Director: Roger W. Stone.		Mgmt	For	For		7,000.00
	2	Approval of the independent registered public accounting firm.		Mgmt	For	For		7,000.00
	3	Shareholder proposal relating to labeling of genetically modified products.		Shldr	Against	For		7,000.00
	4	Shareholder proposal relating to labor standards.		Shldr	Against	For		7,000.00
5/24/2007	WHITE MOUNTAINS INSURANCE GROUP, LTD.		G9618E107 [WTM ]	Annual Meeting			3/26/2007	3,500.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		3,500.00
	7	Amendment to the Company's Bye-laws.		Mgmt	For	For		3,500.00
	8	Appointment of Independent Registered Public Accounting Firm.		Mgmt	For	For		3,500.00
5/25/2007	FPL GROUP, INC.		302571104 [FPL ]	Annual Meeting			3/26/2007	6,800.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		6,800.00
	2	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the year 2007.		Mgmt	For	For		6,800.00
	3	Approval of the 2007 Non-Employee Directors Stock Plan.		Mgmt	For	For		6,800.00
5/29/2007	UNITEDHEALTH GROUP INCORPORATED		91324P102 [UNH ]	Annual Meeting			4/9/2007	2,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		2,000.00
	2	Amendment to Articles of Incorporation requiring a majority vote for election of directors.		Mgmt	For	For		2,000.00
	3	Amendment to Articles of Incorporation and Bylaws providing for the annual election of all members of the Board of Directors.		Mgmt	For	For		2,000.00
	4	Amendment to Articles of Incorporation and Bylaws to eliminate supermajority provisions for the removal of directors.		Mgmt	For	For		2,000.00
	5	Amendment to Articles of Incorporation to eliminate supermajority provisions relating to certain business combinations.		Mgmt	For	For		2,000.00
	6	Adoption of Restated Articles of Incorporation.		Mgmt	For	For		2,000.00
	7	Ratification of Deloitte & Touche LLP as independent registered public accounting firm for fiscal year ending December 31, 2007.		Mgmt	For	For		2,000.00
	8	Shareholder proposal concerning performance-vesting shares.		Shldr	Against	For		2,000.00
	9	Shareholder proposal concerning supplemental executive retirement plan.		Shldr	Against	For		2,000.00
	10	Shareholder proposal concerning an advisory resolution on compensation of named executive officers.		Shldr	Against	For		2,000.00
	11	Shareholder proposal relating to shareholder nominees for election to UnitedHealth Group's Board of Directors.		Shldr	Against	For		2,000.00
5/30/2007	FIRST DATA CORPORATION		319963104 [FDC ]	Annual Meeting			4/2/2007	11,770.00
							Vote Date:	8/31/2007
	1	Election of Director: David A. Coulter		Mgmt	For	For		11,770.00
	2	Election of Director: Henry C. Duques		Mgmt	For	For		11,770.00
	3	Election of Director: Richard P. Kiphart		Mgmt	For	For		11,770.00
	4	Election of Director: Joan E. Spero		Mgmt	For	For		11,770.00
	5	The approval of an increase in the number of shares issuable under the Company’s Employee Stock Purchase Plan by 12,500,000 shares of Company Common Stock.		Mgmt	For	For		11,770.00
	6	The approval of the 2006 Non-Employee Director Equity Compensation Plan and the allocation of 1,500,000 shares of Company Common Stock to the Plan.		Mgmt	For	For		11,770.00
	7	The approval of amendments to the Company’s 2002 Long-Term Incentive Plan.		Mgmt	For	For		11,770.00
	8	The ratification of the selection of Ernst & Young LLP as the independent registered public accounting firm for the Company for 2007.		Mgmt	For	For		11,770.00
5/31/2007	SANOFI-AVENTIS		80105N105 [SNY ]	Annual Meeting			4/24/2007	1,000.00
							Vote Date:	8/31/2007
	1	Approval of the individual company financial statements for the year ended December 31, 2006.		Mgmt	For	For		1,000.00
	2	Approval of the consolidated financial statements for the year ended December 31, 2006.		Mgmt	For	For		1,000.00
	3	Appropriation of profits; declaration of dividend.		Mgmt	For	For		1,000.00
	4	Approval of transactions covered by the Stautory Auditors' Special Report prepared in accordance with article L. 225-40 of the Commercial Code.		Mgmt	For	For		1,000.00
	5	Reappointment of a Director.		Mgmt	For	For		1,000.00
	6	Authorization to the Board of Directors to carry out transactions in shares issued by the company.		Mgmt	For	For		1,000.00
	7	Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by issuance, with preemptive rights maintained, of shares and/or securities giving access to the company's capital and/or securities giving entitlement to the allotment of debt securities.		Mgmt	For	For		1,000.00
	8	Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by issuance, with preemptive rights waived, of shares and/or securities giving access to the company's capital and/or securities giving entitlement to the allotment of debt securities.		Mgmt	For	For		1,000.00
	9	Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by incorporation of share premium, reserves, profits or other items.		Mgmt	For	For		1,000.00
	10	Possibility of issuing without preemptive rights, shares or securities giving access to the company's capital or to securities giving entitlement to the allotment of debt securities as consideration for assets transferred to the company as a capital contribution in kind in the form of shares or securities giving access to capital.		Mgmt	For	For		1,000.00
	11	Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by issuance of shares reserved for employees with waiver of preemptive rights in their favor.		Mgmt	For	For		1,000.00
	12	Authorization to the Board of Directors to grant options to subscribe for or purchase shares.		Mgmt	For	For		1,000.00
	13	Authorization to the Board of Directors to allot existing or new consideration free shares to salaried employees of the Group and corporate officers of the Company or companies of the Group.		Mgmt	For	For		1,000.00
	14	Authorization to the Board of Directors to reduce the share capital by cancellation of treasury shares.		Mgmt	For	For		1,000.00
	15	Authorization to the Board of Directors in the event of a public tender offer for the shares of the company, in cases where the legal reciprocity clause applies.		Mgmt	For	For		1,000.00
	16	Amendment to the bylaws to bring them into compliance with decree no. 2006-1566 of December 11, 2006 amending decree no. 67-236 of March 23, 1967 on commercial companies: (amendments to Article 19, paragraphs 1 and 3 of the bylaws).		Mgmt	For	For		1,000.00
	17	Powers for formalities.		Mgmt	For	For		1,000.00
6/1/2007	WAL-MART STORES, INC.		931142103 [WMT ]	Annual Meeting			4/5/2007	10,100.00
							Vote Date:	8/31/2007
	1.1	Election of Director: Aida M. Alvarez.		Mgmt	For	For		10,100.00
	1.2	Election of Director: James W. Breyer.		Mgmt	For	For		10,100.00
	1.3	Election of Director: M. Michele Burns.		Mgmt	For	For		10,100.00
	1.4	Election of Director: James I. Cash, Jr.		Mgmt	For	For		10,100.00
	1.5	Election of Director: Roger C. Corbett.		Mgmt	For	For		10,100.00
	1.6	Election of Director: Douglas N. Daft.		Mgmt	For	For		10,100.00
	1.7	Election of Director: David D. Glass.		Mgmt	For	For		10,100.00
	1.8	Election of Director: Roland A. Hernandez.		Mgmt	For	For		10,100.00
	1.9	Election of Director: Allen I. Questrom.		Mgmt	For	For		10,100.00
	1.1	Election of Director: H. Lee Scott, Jr.		Mgmt	For	For		10,100.00
	1.11	Election of Director: Jack C. Shewmaker.		Mgmt	For	For		10,100.00
	1.12	Election of Director: Jim C. Walton.		Mgmt	For	For		10,100.00
	1.13	Election of Director: S. Robson Walton.		Mgmt	For	For		10,100.00
	1.14	Election of Director: Christopher J. Williams.		Mgmt	For	For		10,100.00
	1.15	Election of Director: Linda S. Wolf.		Mgmt	For	For		10,100.00
	2	Ratification of Ernst & Young LLP as Independent Accountants.		Mgmt	For	For		10,100.00
	3	Charitable Contributions Report.		Shldr	Against	For		10,100.00
	4	Universal Health Care Policy.		Shldr	Against	For		10,100.00
	5	Pay-for-Superior-Performance.		Shldr	Against	For		10,100.00
	6	Equity Compensation Glass Ceiling.		Shldr	Against	For		10,100.00
	7	Compensation Disparity.		Shldr	Against	For		10,100.00
	8	Business Social Responsibility Report.		Shldr	Against	For		10,100.00
	9	Executive Compensation Vote.		Shldr	Against	For		10,100.00
	10	Political Contributions Report.		Shldr	Against	For		10,100.00
	11	Social and Reputation Impact Report.		Shldr	Against	For		10,100.00
	12	Cumulative Voting.		Shldr	Against	For		10,100.00
	13	Qualifications for Director Nominee.		Shldr	Against	For		10,100.00
6/6/2007	INGERSOLL-RAND COMPANY LIMITED		G4776G101 [IR ]	Annual Meeting			4/9/2007	1,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		1,000.00
	2	Adoption of the Incentive Stock Plan of 2007.		Mgmt	For	For		1,000.00
	3	Appointment of independent auditors and authorization of Board of Directors to fix the auditors' remuneration.		Mgmt	For	For		1,000.00
	4	Shareholder proposal to require a shareholder vote on an advisory resolution with respect to executive compensation.		Shldr	Against	For		1,000.00
6/28/2007	PIER 1 IMPORTS, INC.		720279108 [PIR ]	Annual Meeting			4/30/2007	1,000.00
							Vote Date:	8/31/2007
	1	Election of Directors		Mgmt	For	For		1,000.00
	2	Shareholder proposal - Pay-for-Superior-Performance.		Shldr	Against	For		1,000.00

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)      /s/ C. Douglas Davenport

   C. Douglas Davenport

President, Treasurer, Principal Executive Officer, and

Principal Financial Officer

Date: May 19, 2008